LOANS AND FINANCING (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about loans and financing [abstract]
Summary of Loans and Financing

Purpose of the loan (Unaudited)		Currency	Interest rate - % p.a.	Maturity	12.31.2025	12.31.2024
Property, plant and equipment
		US$	SIFMA (*)	2025-35	18.1	20.0
Guaranteed Notes
	(i)	US$	5.40%	2027	—	533.2
	(ii)	US$	6.95%	2028	—	491.9
	(ii)	US$	7.00%	2030	274.5	761.7
	(iii)	US$	5.98%	2035	657.6	—
	(iv)	US$	5.40%	2038	912.2	—

Working capital
		R$	CDI + 2.60%	2026	3.8	3.3
		Euro	Euribor 12M + 1.31%	2025-26	0.2	1.2
		Euro	3.17% to 4.09%	2025-30	137.4	22.0
		US$	SOFR 3M + 1.3%	2032	81.0	—
		US$	SOFR 3M + 1.95%	2026-30	13.6	—
		US$	SOFR 6M + 0.50%	2025	—	10.7
		US$	SOFR 6M + 0.75%	2025-31	52.2	66.8
		US$	4.42% to 6.88%	2025-30	27.3	26.0

Export financing
		US$	5.92%	2026	—	30.5
	(v)	US$	5.49%	2027	—	372.7
		US$	4.41%	2033	200.5	—

Projects
		R$	4.55% to 7.53%	2026-40	38.8	13.0
		R$	TR + 2.20%	2029-40	17.9	7.4
		R$	TR + 2.30%	2028-41	17.8	—
		US$	5.30% to 5.94%	2027-35	78.4	69.8
		US$	SOFR 3M + 3.90%	2028	50.0	50.0
		US$	5.69% to 5.94%	2029-40	2.5	0.9

Others
	US$	10.50%	2028	10.0	10.0
				2,593.8	2,491.1
Current				105.3	113.8
Non-current				2,488.5	2,377.3
(*) Zero‑spread.
(i) Between February and March 2025, the Company repurchased all outstanding notes due in 2027. The total cash outlay was US$532.3, comprising US$522.0 of principal, US$2.7 of interest expense, and US$7.6 of premiums paid. The repurchase transactions were accounted for as a liability extinguishment and, consequently, all transaction costs and discounts previously attributed to the issuance of this debt were derecognized and recognized in profit or loss as part of the extinction loss and presented as financial expenses.
(ii) During the fiscal year, the Company repurchased all outstanding notes due in 2028. The total repurchases amounted to US$512.5, comprising US$479.3 in principal, US$7.9 in interest expense, and US$25.4 in premiums paid. Additionally, the Company partially repurchased outstanding notes due in 2030. The total repurchases amounted to US$535.6, comprising US$479.8 in principal, US$6.7 in interest expense, and US$49.2 in premiums paid. A substantial portion of these two transactions was accounted for as a modification of financial liabilities due to its connection with the bond issuance described in item (iv). As a result, a gain from the modification of liabilities of US$26.6 was recognized in the period's profit or loss, presented as financial income - Note 32. Transaction costs and discounts previously attributed to the modified debt portion, as well as premiums paid related to the early settlement of that portion, adjusted the carrying amount of the liability and will be amortized in profit or loss using the effective interest method. Those attributed to the debt portion accounted for as a liability extinguishment were written off and recognized in profit or loss for the period, forming part of the loss on extinguishment, and presented as financial expenses.
(iii) In February 2025, the Company, through its subsidiary Embraer Netherlands Finance B.V., issued guaranteed notes in the amount of US$650.0. Transaction costs and discounts attributed to the transaction and initially recognized totaled US$8.0. This transaction is fully and unconditionally guaranteed by Embraer.
(iv) In October 2025, the Company, through its subsidiary Embraer Netherlands Finance B.V., issued guaranteed notes in the amount of US$1,000.0. Transaction costs and discounts initially recognized totaled US$101.4, comprising: US$55.9 of premiums added to the modified liabilities; US$32.9 related to transaction costs, discount on the modified liability and result from the modification; and US$12.5 of other transaction costs and discounts. This transaction is fully and unconditionally guaranteed by Embraer.
(v) In March 2025, the Company prepaid the entire contract with BNDES, totaling US$371.9, originally due in 2027. There were no additional costs incurred for the prepayment.

Summary of Maturity of Loans and Financing	As of December 31, 2025, the maturity schedule for loans and financing classified as non-current is:

2027	51.3
2028	66.2
2029	37.5
Thereafter	2,333.5
2,488.5